Non-controlling Interests (Summary of Non-controlling Interests) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Third Party Net Investment Amount	$ 5,836		$ 5,836		$ 7,797
Net Real Estate Assets Subject to Investment Arrangement	2,108,072		2,108,072		2,171,170
Distributions	88	$ 87	261	$ 406
Non-controlling Interests
Noncontrolling Interest [Line Items]
Distributions	88	87	261	406
Plaza Del Rio Medical Office Campus Portfolio - Peoria, AZ | Non-controlling Interests
Noncontrolling Interest [Line Items]
Third Party Net Investment Amount	416		416
Net Real Estate Assets Subject to Investment Arrangement	14,289		14,289		14,747
Distributions	0	0	0	87
UnityPoint Clinic Portfolio | Non-controlling Interests
Noncontrolling Interest [Line Items]
Third Party Net Investment Amount	493		493
Net Real Estate Assets Subject to Investment Arrangement	8,941		8,941		$ 9,241
Distributions	$ 0	$ 0	$ 0	$ 0
Healthcare Trust Operating Partnership, L.P. | Plaza Del Rio Medical Office Campus Portfolio - Peoria, AZ | Non-controlling Interests
Noncontrolling Interest [Line Items]
Non-Controlling Ownership Percentage	2.40%		2.40%
Healthcare Trust Operating Partnership, L.P. | UnityPoint Clinic Portfolio | Non-controlling Interests
Noncontrolling Interest [Line Items]
Non-Controlling Ownership Percentage	5.00%		5.00%